Offerings - Offering: 1	Sep. 02, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $1.00 per share
Amount Registered | shares	1,547,603
Proposed Maximum Offering Price per Unit	23.075
Maximum Aggregate Offering Price	$ 35,710,939.23
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,467.34
Offering Note	(1) Represents shares offered by the selling stockholders named in this prospectus and such additional securities as may be issued as a result of stock splits, stock dividends or similar transactions, as provided under Rule 416 under the Securities Act of 1933, as amended. (2) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended, and based upon the average of the high and low sales prices of registrant's common stock on the NASDAQ Global Market on August 27, 2025.